Depreciation, Amortization and Impairment	12 Months Ended
Mar. 31, 2023
Depreciation and amortisation expense [abstract]
Depreciation, Amortization and Impairment
15)
DEPRECIATION, AMORTIZATION AND IMPAIRMENT

	For the year ended March 31
Particulars	2021	2022	2023
Depreciation	8,973	6,023	6,096
Amortization	24,037	23,335	21,150
Impairment of intangible assets under development	—	138	150
Total	33,010	29,496	27,396